Restructuring Accruals (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Reserve [Roll Forward]
Beginning Balance	$ 8,608	$ 14,475
Provisions and adjustments	12,919	14,345
Amounts applied	(9,228)	(17,875)
Change in estimates	(3,041)	(2,337)
Ending Balance	9,258	8,608	$ 14,475
Employee Severance [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance	7,046	12,907
Provisions and adjustments	8,133	9,929
Amounts applied	(7,289)	(13,516)
Change in estimates	(1,877)	(2,274)
Ending Balance	6,013	7,046	12,907
Employee Severance [Member] | Restructuring Fiscal 2011 And Prior Plans [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance	402	1,495
Provisions and adjustments		0
Amounts applied		(1,069)
Change in estimates		(24)
Ending Balance		402	1,495
Employee Severance [Member] | Restructuring - Fiscal 2012 Plans
Restructuring Reserve [Roll Forward]
Beginning Balance	880	11,412
Provisions and adjustments		1,314
Amounts applied		(9,832)
Change in estimates		(2,014)
Ending Balance		880	11,412
Employee Severance [Member] | Restructuring Fiscal 2012 And Prior Plans [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance	1,282
Provisions and adjustments	178
Amounts applied	(900)
Change in estimates	(387)
Ending Balance	173	1,282
Employee Severance [Member] | Restructuring - Fiscal 2013 Plans
Restructuring Reserve [Roll Forward]
Beginning Balance	5,764	0
Provisions and adjustments	352	8,615
Amounts applied	(4,309)	(2,615)
Change in estimates	(1,029)	(236)
Ending Balance	778	5,764	0
Employee Severance [Member] | Restructuring Fiscal 2014 Plans
Restructuring Reserve [Roll Forward]
Beginning Balance	0
Provisions and adjustments	7,603
Amounts applied	(2,080)
Change in estimates	(461)
Ending Balance	5,062	0
Contract Termination
Restructuring Reserve [Roll Forward]
Beginning Balance	846	1,474
Provisions and adjustments	2,016	2,076
Amounts applied	(456)	(2,649)
Change in estimates	(235)	(55)
Ending Balance	2,171	846	1,474
Contract Termination | Restructuring Fiscal 2011 And Prior Plans [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance	656	792
Provisions and adjustments		0
Amounts applied		(136)
Change in estimates		0
Ending Balance		656	792
Contract Termination | Restructuring - Fiscal 2012 Plans
Restructuring Reserve [Roll Forward]
Beginning Balance	92	682
Provisions and adjustments		77
Amounts applied		(626)
Change in estimates	92	(14)	(41)
Ending Balance		92	682
Contract Termination | Restructuring Fiscal 2012 And Prior Plans [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance	748
Provisions and adjustments	11
Amounts applied	(132)
Ending Balance	535	748
Contract Termination | Restructuring - Fiscal 2013 Plans
Restructuring Reserve [Roll Forward]
Beginning Balance	98	0
Provisions and adjustments	226	1,999
Amounts applied	(211)	(1,887)
Change in estimates		(113)
Ending Balance	0	98	0
Contract Termination | Restructuring Fiscal 2014 Plans
Restructuring Reserve [Roll Forward]
Beginning Balance	0
Provisions and adjustments	1,779
Amounts applied	(113)
Change in estimates	(30)
Ending Balance	1,636	0
Other Restructuring
Restructuring Reserve [Roll Forward]
Beginning Balance	716	94
Provisions and adjustments	2,770	2,340
Amounts applied	(1,483)	(1,710)
Change in estimates	(929)	(8)
Ending Balance	1,074	716	94
Other Restructuring | Restructuring - Fiscal 2012 Plans
Restructuring Reserve [Roll Forward]
Beginning Balance	58	94
Provisions and adjustments		957
Amounts applied		(994)
Change in estimates		1
Ending Balance	25	58	94
Other Restructuring | Restructuring Fiscal 2012 And Prior Plans [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance	58
Provisions and adjustments	41
Amounts applied	74
Change in estimates	0
Ending Balance		58
Other Restructuring | Restructuring - Fiscal 2013 Plans
Restructuring Reserve [Roll Forward]
Beginning Balance	658	0
Provisions and adjustments	57	1,383
Amounts applied	(407)	(716)
Change in estimates	(308)	(9)
Ending Balance	0	658	$ 0
Other Restructuring | Restructuring Fiscal 2014 Plans
Restructuring Reserve [Roll Forward]
Beginning Balance	0
Provisions and adjustments	2,672
Amounts applied	(1,002)
Change in estimates	(621)
Ending Balance	$ 1,049	$ 0